Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Apr. 30, 2018 CAD ($)	Apr. 30, 2017 CAD ($)
Current
Cash	$ 2,321	$ 5,558
Short-term Investments (note 5)	0	4,005
Amounts Receivable (note 6)	3,348	4,777
Inventory (note 7)	3,499	2,921
Prepaid Expenses and Advances	355	349
Total Current Assets	9,523	17,610
Non-Current
Mining Interest, Plant and Equipment (notes 8 & 11)	41,476	52,921
Exploration and Evaluation Assets (note 9)	5,177	5,955
Reclamation Deposits	165	165
Deferred Tax Assets (note 18)	8,110	5,445
Total Non-Current Assets	54,928	64,486
Total Assets	64,451	82,096
Current
Trade and Other Payables	4,774	2,496
Current Portion of Loan Payable (note 10)		1,646
Total Current Liabilities	4,774	4,142
Non-Current
Loan Payable (note 10)	1,334
Rehabilitation and Closure Cost Provision (note 11)	1,162	1,131
Deferred Tax Liabilities (note 18)	8,113	11,905
Total Non-Current Liabilities	10,609	13,036
Total Liabilities	15,383	17,178
Equity
Share Capital (note 12)	50,725	50,605
Equity Reserve	11,178	11,173
Foreign Currency Translation Reserve	1,234	5,209
Accumulated Deficit	(14,069)	(2,069)
Total Equity	49,068	64,918
Total Liabilities and Equity	$ 64,451	$ 82,096